Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) - Schedule of receivables from repurchase agreements and security borrowing - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	$ 64,365	$ 76,407
Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing		10,006
Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	64,365	66,401
Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing		10,006
Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Bonds from domestic banks | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	64,365	66,401
Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	37,763	39,095
Up to 1 month [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing		10,006
Up to 1 month [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	37,763	29,089
Up to 1 month [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing		10,006
Up to 1 month [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Bonds from domestic banks | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	37,763	29,089
Up to 1 month [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	14,013	20,591
Over 1 month and up to 3 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	14,013	20,591
Over 1 month and up to 3 months [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Bonds from domestic banks | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	14,013	20,591
Over 1 month and up to 3 months [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	12,589	16,721
Over 3 months and up to 12 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	12,589	16,721
Over 3 months and up to 12 months [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Bonds from domestic banks | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	12,589	16,721
Over 3 months and up to 12 months [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Bonds from domestic banks | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Bonds from domestic banks | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Bonds from domestic banks | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing